Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Financial Instruments
14. Financial Instruments
Seller Earnouts
Upon completion of the Business Combination, the equity owners of Alight Holdings received an earnout in the form of non-voting
shares of
Class B-1
and
Class B-2
Common Stock, which automatically convert into Class A Common Stock if, at any time during the seven years following the Closing Date certain criteria are achieved. See Note 9 “Stockholders’ Equity” for additional information regarding the Seller Earnouts.
The portion of the Seller Earnouts related to employee compensation is accounted for as share-based compensation. See Note 10 “Share-Based Compensation Expense” for additional information.

The portion of the Seller Earnouts, which are not related to employee compensation, are accounted for as a contingent consideration liability at fair value within Financial instruments on the Condensed Consolidated Balance Sheets because the Seller Earnouts do not meet the criteria for classification within equity. This portion of the Seller Earnouts are subject to remeasurement at each balance sheet date. At March 31, 2023 and December 31, 2022, the Seller Earnouts had a fair value of $109 million and $96 million, respectively. For the three months ended March 31, 2023 and 2022, a loss of $13 million and a gain of $14 million, respectively, was recorded in (Gain) Loss from change in fair value of financial instruments in the Condensed Consolidated Statements of Comprehensive Income (Loss).
The fair value of the
Class B-1
and
B-2
Seller Earnouts, and the
Class Z-B-1
and
Z-B-2
contingent consideration instruments, is determined using Monte Carlo simulation and Option Pricing Methods (Level 3 inputs, see Note 16 “Fair Value Measurements”). Significant unobservable inputs are used in the assessment of fair value, including the following assumptions: volatility of 50%, risk-free interest rate of 3.59%, expected holding period of 5.26 years and probability assessments based on the likelihood of reaching the performance targets defined in the Business Combination. An increase in the risk-free interest rate or expected volatility would result in an decrease in the fair value measurement of the Seller Earnouts and vice versa.
In addition, the Class Z instruments are also accounted for as a contingent consideration liability at fair value within Financial instruments on the Condensed Consolidated Balance Sheets because these instruments do not meet the criteria for classification within equity. The fair value of the
Class Z-A
contingent consideration is determined using the ending share price as of the last day of each quarter. For the three months ended March 31, 2023 and 2022, the Company recorded expense of $12 million and $1 million, respectively, in (Gain) Loss from change in fair value of financial instruments in the Condensed Consolidated Statements of Comprehensive Income (Loss) as a result of the forfeiture of unvested management equity relating to the consideration that will be re-allocated
to the holders of Class Z instruments upon vesting. See Note 9 “Stockholders’ Equity” for additional information regarding these instruments.

14. Financial Instruments
Seller Earnouts
Upon completion of the Business Combination, the equity owners of Alight Holdings received an earnout in the form of non-voting
shares of
Class B-1
and
Class B-2
Common Stock, which automatically converts into Class A Common Stock if, at any time during the seven years following the Closing Date certain criteria are achieved. See Note 9 “Stockholders’ and Members’ Equity” for additional information regarding the Seller Earnouts.
The portion of the Seller Earnouts related to employee compensation is accounted for as share-based compensation. See Note 10 “Share-Based Compensation Expense” for additional information.
The majority of the Seller Earnouts, which are not related to employee compensation, are accounted for as a contingent consideration liability at fair value within Financial instruments on the Consolidated Balance Sheets because the Seller Earnouts do not meet the criteria for classification within equity. This portion of the Seller Earnouts are subject to remeasurement at each balance sheet date and as of December 31, 2022 and December 31, 2021, the Seller Earnouts had a fair value of $96 million and $135 million, respectively. For the Successor year ended and six months ended December 31, 2022 and December 31, 2021, respectively, a gain of $38 million and a loss of $26 million, respectively, was recorded in (Gain) loss from change in fair value of financial instruments in the Consolidated Statements of Comprehensive Income (Loss).
The fair value of the Seller Earnouts is determined using Monte Carlo simulation and Option Pricing Methods (Level 3 inputs, see Note 16 “Fair Value Measurements”). Significant unobservable inputs are used in the assessment of fair value, including the following assumptions: volatility of 50%, risk-free interest rate of 3.98%, expected holding period of 5.51 years and probability assessments based on the likelihood of reaching the performance targets defined in the Business Combination. An increase in the risk-free interest rate or expected volatility would result in an increase in the fair value measurement of the Seller Earnouts and vice versa.
Warrants
Upon the completion of the prior year Business Combination, there were issued and outstanding Company warrants to purchase shares of Class A Common Stock at a price of $11.50 per share, subject to adjustment for stock splits and/or extraordinary dividends, as described in the warrant agreement, including 10,000,000 warrants that were issued as a result of the consummation of the Forward Purchase Agreements (“Forward Purchase Warrants”). Private Warrants were exchanged for an equivalent number of Class C Units representing limited liability company interests of Alight Holdings and had the same terms as the Private Warrants. Each of the Public Warrants, Forward Purchase Warrants and Class C Units (collectively the “Warrants”) were exercisable for one share of Alight, Inc. Class A Common Stock.
The Warrants had an expiration date of July 2, 2026, (five years after the completion of the Business Combination) and were exercisable beginning after certain lock-up
periods as described in the warrant agreement. Once the warrants became exercisable, the Company was permitted to redeem for $0.01 per warrant the outstanding Public Warrants if the Company’s Class A Share price equaled or exceeded $18.00 per share, subject to certain conditions and adjustments. If the Company’s Class A Share price was greater than $10.00 per share but less than $18.00 per share, then the Company was permitted to redeem Warrants for $0.10 per warrant, subject to certain conditions and adjustments. Holders were permitted to elect to exercise their warrants on a cashless basis.
The Company accounted for Warrants as liabilities at fair value within Financial instruments on the Consolidated Balance Sheets because the Warrants do not meet the criteria for classification within equity. The Warrants were subject to remeasurement at each balance sheet date. In December 2021, the majority of the Warrants were exercised under cashless (net) exercise provisions resulting in the issuance of 15,315,429 shares of Class A common shares. Additionally, the Company redeemed 742,918 Warrants for $0.10 per warrant.
Just prior to the exercise and redemption of the Warrants, the Company remeasured the warrant liability to its fair value. Upon exercise of the Warrants, the respective carrying value of the warrant liability was reclassified into additional paid in capital. As of December 31, 2022 and 2021, no Warrants were outstanding. For the Successor six months ended December 31, 2021, a loss of $39 million was recorded in Loss from change in fair value of financial instruments in the Consolidated Statements of Comprehensive Income (Loss) due to the remeasurement of the warrant liability prior to the exercise and redemption of the Warrants.